Income taxes - Summary of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current tax expense	$ 114,087	$ 85,804
Deferred tax expense (recovery)	20,671	(28,229)
Income tax expense	$ 134,758	$ 57,575